Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

The Business Combination

On February 27, 2023, the Company, PublicSq., the Merger Sub, and the Sponsor, a Delaware limited liability company, in its capacity as Purchaser Representative, for the purposes set forth in the Merger Agreement, entered into the Merger Agreement.

On July 17, 2023, Colombier received requests to redeem a total of 14,286,259 Colombier public shares, representing 83% of the total public shares of Colombier outstanding prior to the Redemption Deadline. Following the redemption, 2,963,741 public shares of Colombier were outstanding.

At the Special Meeting held on July 19, 2023, the Company’s stockholders voted to approve the proposals outlined in the Proxy Statement/Prospectus, including, among other things, the adoption of the Merger Agreement and approval of the transactions contemplated by the Merger Agreement, including the merger of Merger Sub with and into PublicSq., with PublicSq. continuing as the surviving corporation and as a wholly-owned subsidiary the Company, and the issuance of the Company’s common stock as consideration thereunder. In addition, on July 19, 2023, the Closing was completed.

In connection with the Closing, the Company changed its name from Colombier Acquisition Corp. to PSQ Holdings, Inc.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Pursuant to our Investment Management Trust Agreement dated June 8, 2021, in January 2023, the Company withdrew $1,000,000 and $389,298 from the trust account for fiscal year 2022 working capital purposes and fiscal year 2021 and fiscal year 2022 tax obligations, respectively. Additionally, in March 2023, we withdrew $1,000,000 from the Trust Account for fiscal year 2023 working capital purposes.

Agreement and Plan of Merger

On February 27, 2023, the Company, entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Colombier-Liberty Acquisition, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), the Sponsor, in the capacity as Purchaser representative (solely for purposes of certain sections of the Merger Agreement), and PSQ Holdings, Inc., a Delaware corporation (“PSQ”). Pursuant to the terms of the Merger Agreement, a business combination between the Company and PSQ (the “Merger”) will be effected and the name of the Company will be changed to “PSQ Holdings, Inc.” For more information, please see the Current Report on Form 8-K filed with the SEC on February 28, 2023.

In connection with the execution of the Merger Agreement, certain agreements were entered. The Sponsor entered into a support agreement (the “Sponsor Support Agreement”), pursuant to which it has agreed that it will (i) fully comply with, and perform all of the obligations, covenants and agreements set forth in that certain letter agreement, dated June 8, 2021, between the Company and Sponsor (the “Insider Letter”); (ii) waive the anti-dilution rights with respect to the Sponsor’s Founder Shares that are triggered upon the conversion of the Founder Shares into Colombier Class A Common Stock upon the consummation of the Merger; (iii) waive any claims it has or may have against the Company, PSQ and each of their affiliates with respect to any claims occurring (or any circumstances existing) prior to Closing (as defined in the Merger Agreement) (subject to certain exceptions); (iv) forfeit one percent of the Colombier Class B Common Stock and warrants to purchase Colombier Class A common stock held by the Sponsor for every one percent of redemptions in excess of an amount of shares equal to eighty percent of the sum of (a) the number of shares of Colombier Class A common stock issued and outstanding immediately prior to the Effective Time (as defined in the Merger Agreement), plus (b) the result of (i) the aggregate proceeds raised in any Permitted Financing (as defined in the Merger Agreement), divided by (ii) $10.00. Pursuant to the Sponsor Support Agreement, the Company has agreed to enforce the Insider Letter in accordance with its terms, and not to amend, modify or waive any provision of the Insider Letter without the prior written consent of PSQ.

Certain stockholders of PSQ (the “PSQ Holders”) entered into support agreements (the “Company Support Agreements”), pursuant to which such stockholders agreed, among other things, to vote all shares of capital stock of PSQ beneficially owned by the PSQ Holders (the “PSQ Shares”) in favor of the Merger and related transactions. Such PSQ Holders also agreed to take certain other actions in support of the Merger Agreement and related transactions (and any actions required in furtherance thereof) and refrain from taking actions that would adversely affect such PSQ Holders’ ability to perform their obligations under the Company Support Agreement. Pursuant to the Company Support Agreements, the PSQ Holders also agreed not to transfer the PSQ Shares during the period from and including the date of the Company Support Agreement and the first to occur of the date of Closing or the date on which the Company Support Agreement is terminated, except for certain permitted transfers where the recipient also agrees to comply with the Company Support Agreement.

Certain PSQ Holders have agreed, subject to certain customary exceptions, not to (i) sell, offer to sell, contract or agree to sell, pledge or otherwise dispose of, directly or indirectly, any shares of the Company’s common stock held by them and issued as Merger Consideration (such shares, together with any securities convertible into or exchangeable for or representing the rights to receive shares of the Company acquired during the Lock-Up Period, as defined below, the “Lock-Up Shares”), (ii) enter into a transaction that would have the same effect, (iii) enter into any swap, hedge or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of the Lock-Up Shares or otherwise, or engage in any short sales or other arrangement with respect to the Lock-Up Shares, or (iv) publicly announce any intention to do any of the foregoing until the date that is one year after the Closing (the period from the Effective Time until such date, the “Lock-Up Period”). Such restrictions will lapse if, commencing on the 150th day following Closing, the volume-weighted average trading price of one share of Class A common stock quoted on the NYSE (or such other exchange on which the shares of Class A common stock are then listed) for any twenty trading days within any thirty consecutive trading day period is greater than or equal to $12.00.

The Merger Agreement may be terminated at any time prior to the Effective Time by either the Company or PSQ if the Merger and related transactions are not consummated on or before September 11, 2023 (the “Outside Date”), provided that the Company may extend the Outside Date for an additional period ending on the earlier of (A) the last date for the Company to consummate its Business Combination pursuant to an extension granted pursuant to the Company’s organizational documents and (B) December 31, 2023.

The terms of the Company’s Charter provide a time period to complete an initial business combination (a “Completion Window”) of 24 months from the date of closing of the Company’s Initial Public Offering (the “IPO Date”) or 27 months from the IPO Date if the Company has entered into a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months from the IPO Date (such additional three-month period of the Completion Window, as incorporated into the terms of the Company’s Charter, the “Automatic Three Month Extension”). As previously disclosed in the Company’s Current Report on Form 8-K dated and filed with the SEC on February 27, 2023 relating to the Company’s entry into the Merger Agreement and other transaction documents with PSQ, as a result of the Company’s entering into the Merger Agreement with PSQ on February 27, 2023 (prior to the 24-month anniversary of the IPO Date), the Company’s Completion Window has been automatically extended from June 11, 2023 to September 11, 2023, in accordance with the terms of the Company’s Charter.

Other Agreements

In connection with the proposed business combination which is the subject of the Merger Agreement (the “PSQ Business Combination”), the Company and the Representative of the Company’s underwriters for its Initial Public Offering (the “UW Representative”), agreed, pursuant to a letter agreement dated March 9, 2023, that the Company, in its discretion, could reallocate a portion of the “Deferred Discount,” as such term is defined in the Underwriting Agreement, dated June 8, 2021, entered into by the Company and the UW Representative, as representative of the underwriters in connection with the Initial Public Offering, to one or more third parties not participating in the Initial Public Offering, provided that the UW Representative is paid at least an agreed minimum amount of the Deferred Discount at the closing, if any, of the PSQ Business Combination.

The Company has not engaged and does not intend to engage Farvahar Capital to provide financial or other advisory services to the Company in connection with the PSQ Business Combination and, since inception, Farvahar Capital has not received, and is not expected to receive, any fees, commissions or reimbursements of any expenses from the Company and has not and is not expected to provide any advisory or other services to the Company in connection with the PSQ Business Combination or otherwise (as previously disclosed, our Sponsor, an affiliate of Farvahar Capital, entered into an Administrative Support Agreement, dated June 8, 2021, with the Company, pursuant to which the Company has paid our Sponsor for office space and administrative and support services, as described in Item 13. Certain Relationships and Related Transactions, and Director Independence — Administrative Support Agreement).